Share capital, share premium and own shares - Share repurchase/ buyback programmes by the Company (Details)		1 Months Ended																								12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) £ / shares	Nov. 30, 2025 USD ($) shares	Nov. 30, 2025 £ / shares	Oct. 31, 2025 USD ($) shares	Oct. 31, 2025 £ / shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 £ / shares	Aug. 31, 2025 USD ($) shares	Aug. 31, 2025 £ / shares	Jul. 31, 2025 USD ($) shares	Jul. 31, 2025 £ / shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 £ / shares	May 31, 2025 USD ($) shares	May 31, 2025 £ / shares	Apr. 30, 2025 USD ($) shares	Apr. 30, 2025 £ / shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 £ / shares	Feb. 28, 2025 USD ($) shares	Feb. 28, 2025 £ / shares	Jan. 31, 2025 USD ($) shares	Jan. 31, 2025 £ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Jan. 06, 2026 USD ($)	Dec. 23, 2025 USD ($)	Jun. 26, 2025 USD ($)	Nov. 15, 2024 USD ($)	Jun. 23, 2024 USD ($)
Transactions in Prudential plc shares
Cash paid on repurchases and buybacks, excluding costs		$ 104,361,333		$ 79,336,077		$ 91,145,576		$ 86,067,429		$ 79,993,894		$ 92,009,220		$ 152,102,793		$ 97,762,906		$ 170,975,804		$ 85,272,071		$ 95,544,892		$ 109,413,773		$ 1,243,985,768	$ 856,000,000
Costs associated with buyback																										8,000,000	4,000,000
Redemption liability/release associated with buyback																										(18,000,000)	18,000,000
Total cost recognised in retained earnings on share repurchases and buybacks																										$ 1,234,000,000	$ 878,000,000
Number of shares | shares		7,030,344		5,645,846		6,632,794		6,282,320		6,105,457		7,382,557		12,643,798		8,643,151		17,449,798		8,650,128		11,016,784		14,027,963		111,510,940	99,571,505
Share repurchase program, authorized, amount																												$ 1,200,000,000
Nominal value of shares cancelled																										$ 7,000,000
Minimum
Transactions in Prudential plc shares
Share price | £ / shares			£ 10.69		£ 10.30		£ 9.71		£ 9.56		£ 9.34		£ 8.96		£ 8.38		£ 7.87		£ 6.88		£ 7.13		£ 6.54		£ 5.96
Maximum
Transactions in Prudential plc shares
Share price | £ / shares			£ 11.51		£ 11.08		£ 10.74		£ 10.59		£ 10.09		£ 9.68		£ 9.39		£ 8.86		£ 8.43		£ 8.46		£ 7.44		£ 6.94
Share repurchases to neutralise share scheme issuances
Transactions in Prudential plc shares
Cash paid on repurchases and buybacks, excluding costs																										0	$ 48,000,000
Share repurchases to neutralise impact of scrip dividend
Transactions in Prudential plc shares
Cash paid on repurchases and buybacks, excluding costs																										33,000,000	23,000,000
Share buyback programme to return capital to shareholders (excluding costs)
Transactions in Prudential plc shares
Cash paid on repurchases and buybacks, excluding costs	$ 1,996,000,000	$ 33,000,000																								$ 1,211,000,000	$ 785,000,000
Number of shares | shares	201,400,000	2,200,000																								109,300,000
Share repurchase program, authorized, amount	$ 2,000,000,000	$ 2,000,000,000	£ 2,000,000,000																							$ 2,000,000,000		$ 1,200,000,000				$ 2,000,000,000
Share repurchase program, authorized, amount, first tranche																															$ 700,000,000
Shares repurchase program, authorized, amount, second tranche																													$ 500,000,000	$ 800,000,000
Costs excluded from share repurchases and buybacks																										$ 8,000,000